UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22314

Oppenheimer Corporate Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

	Principal Amount	Value
Mortgage-Backed Obligations—0.1%
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%, 3/25/37	$30,660	$28,900
WaMu Mortgage Pass-Through Certificates Trust, Series 2005- AR14, Cl. 1A4, 3.757%, 12/25/35[1]	55,489	56,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2006- AR2, Cl. 2A3, 4.083%, 3/25/36[1]	39,375	39,989

Total Mortgage-Backed Obligations (Cost $116,042)		124,941

Corporate Bonds and Notes—91.0%
Consumer Discretionary—12.4%
Auto Components—0.5%
Magna International, Inc., 4.15% Sr. Unsec. Nts., 10/1/25	1,000,000	1,003,652

Automobiles—1.2%
Daimler Finance North America LLC, 3.75% Sr. Unsec. Nts., 2/22/28[2]	1,020,000	971,057
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	403,000	386,791
General Motors Financial Co., Inc., 4.15% Sr. Unsec. Nts., 6/19/23	415,000	407,946
Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[2]	475,000	467,550

		2,233,344

Diversified Consumer Services—0.5%
Service Corp. International, 4.625% Sr. Unsec. Nts., 12/15/27	1,084,000	1,018,960

Entertainment—0.6%
21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46	741,000	768,923
Viacom, Inc., 4.375% Sr. Unsec. Nts., 3/15/43	500,000	410,642

		1,179,565

Hotels, Restaurants & Leisure—0.8%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[2]	1,054,000	1,045,436
Starbucks Corp., 4.50% Sr. Unsec. Nts., 11/15/48	510,000	474,912

		1,520,348

Household Durables—1.2%
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	413,000	394,931
Newell Brands, Inc., 5.00% Sr. Unsec. Nts., 11/15/23	410,000	409,102
PulteGroup, Inc., 5.00% Sr. Unsec. Nts., 1/15/27	753,000	699,349
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	619,000	597,521
4.875% Sr. Unsec. Nts., 3/15/27	175,000	161,875

		2,262,778

Internet & Catalog Retail—1.3%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	540,000	582,214

1       OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet & Catalog Retail (Continued)
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	$1,940,000	$1,847,161

		2,429,375
Media—3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375% Sr. Sec. Nts., 5/1/47	745,000	672,845
Comcast Corp.:
2.35% Sr. Unsec. Nts., 1/15/27	849,000	743,329
4.00% Sr. Unsec. Nts., 3/1/48	1,150,000	1,006,110
4.70% Sr. Unsec. Nts., 10/15/48	370,000	359,542
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	534,000	531,252
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	420,000	340,853
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[2]	1,148,000	1,074,815
WPP Finance 2010, 3.75% Sr. Unsec. Nts., 9/19/24	1,590,000	1,516,650

		6,245,396

Specialty Retail—2.1%
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	78,000	77,501
Best Buy Co., Inc.:
4.45% Sr. Unsec. Nts., 10/1/28	174,000	167,557
5.50% Sr. Unsec. Nts., 3/15/21	799,000	829,173
Home Depot, Inc. (The), 3.50% Sr. Unsec. Nts., 9/15/56	390,000	316,502
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	1,071,000	1,091,081
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	697,000	680,820
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,022,000	960,618

		4,123,252

Textiles, Apparel & Luxury Goods—1.0%
Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[2]	1,055,000	1,004,888
Levi Strauss & Co., 5.00% Sr. Unsec. Nts., 5/1/25	882,000	873,180

		1,878,068

Consumer Staples—7.7%
Beverages—3.3%
Anheuser-Busch InBev Finance, Inc.:
3.65% Sr. Unsec. Nts., 2/1/26	1,206,000	1,145,667
4.90% Sr. Unsec. Nts., 2/1/46	663,000	628,352
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	650,000	875,975
Bacardi Ltd., 4.70% Sr. Unsec. Nts., 5/15/28[2]	811,000	785,245
Diageo Capital plc, 3.875% Sr. Unsec. Unsub. Nts., 4/29/43	410,000	384,937
Keurig Dr Pepper, Inc., 4.597% Sr. Unsec. Nts., 5/25/28[2]	805,000	794,999
Molson Coors Brewing Co.:
2.10% Sr. Unsec. Nts., 7/15/21	500,000	478,983
4.20% Sr. Unsec. Nts., 7/15/46	140,000	118,413

2       OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Beverages (Continued)
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[2]	$1,100,000	$1,115,440

		6,328,011

Food & Staples Retailing—0.8%
Kroger Co. (The), 4.45% Sr. Unsec. Nts., 2/1/47	700,000	612,654
Walmart, Inc., 4.05% Sr. Unsec. Nts., 6/29/48	900,000	857,057

		1,469,711

Food Products—3.1%
Archer-Daniels-Midland Co., 4.016% Sr. Unsec. Nts., 4/16/43	625,000	583,107
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	810,000	727,154
3.50% Sr. Unsec. Nts., 11/24/20	950,000	948,427
Conagra Brands, Inc., 5.40% Sr. Unsec. Nts., 11/1/48	400,000	385,166
General Mills, Inc., 4.70% Sr. Unsec. Nts., 4/17/48	339,000	309,680
Kraft Heinz Foods Co., 3.95% Sr. Unsec. Nts., 7/15/25	870,000	842,226
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[2]	1,104,000	1,069,500
Smithfield Foods, Inc.:
2.70% Sr. Unsec. Nts., 1/31/20[2]	237,000	233,001
3.35% Sr. Unsec. Nts., 2/1/22[2]	287,000	277,047
Tyson Foods, Inc., 3.55% Sr. Unsec. Nts., 6/2/27	773,000	721,905

		6,097,213

Tobacco—0.5%
Altria Group, Inc., 3.875% Sr. Unsec. Nts., 9/16/46	695,000	576,408
BAT Capital Corp., 3.557% Sr. Unsec. Nts., 8/15/27[2]	485,000	445,540

		1,021,948

Energy—5.9%
Energy Equipment & Services—0.6%
Halliburton Co., 5.00% Sr. Unsec. Nts., 11/15/45	423,000	426,216
Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	640,000	648,563

		1,074,779

Oil, Gas & Consumable Fuels—5.3%
Anadarko Petroleum Corp., 4.50% Sr. Unsec. Nts., 7/15/44	226,000	198,238
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
4.25% Sr. Unsec. Nts., 12/1/27	789,000	752,421
5.25% Sr. Unsec. Nts., 1/15/25	664,000	678,110
Apache Corp., 4.375% Sr. Unsec. Nts., 10/15/28	1,157,000	1,111,709
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	90,000	95,634
5.95% Sr. Unsec. Nts., 3/15/46	330,000	402,531
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	450,000	405,190
Energy Transfer LP, 4.25% Sr. Sec. Nts., 3/15/23	805,000	798,962
Energy Transfer Operating LP, 5.30% Sr. Unsec. Nts., 4/15/47	389,000	349,691
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	368,000	356,112

3       OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Enterprise Products Operating LLC: (Continued) 4.90% Sr. Unsec. Nts., 5/15/46	$325,000	$316,607
Kinder Morgan, Inc.:
5.20% Sr. Unsec. Nts., 3/1/48	136,000	131,805
5.55% Sr. Unsec. Nts., 6/1/45	840,000	851,547
Marathon Petroleum Corp., 3.80% Sr. Unsec. Nts., 4/1/28[2]	860,000	803,274
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts., 3/15/28	705,000	672,180
Shell International Finance BV, 4.00% Sr. Unsec. Nts., 5/10/46	505,000	467,196
Sunoco Logistics Partners Operations LP, 4.00% Sr. Unsec. Nts., 10/1/27	850,000	786,995
TransCanada PipeLines Ltd., 7.625% Sr. Unsec. Nts., 1/15/39	464,000	594,295
Williams Cos., Inc. (The), 3.75% Sr. Unsec. Nts., 6/15/27	596,000	556,000

		10,328,497

Financials—28.6%
Capital Markets—6.4%
Bank of New York Mellon Corp. (The), 3.00% Sub. Nts., 10/30/28	423,000	383,446
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts., 10/2/27[2]	425,000	391,320
Brookfield Asset Management, Inc., 4.00% Sr. Unsec. Nts., 1/15/25	331,000	324,711
Credit Suisse Group AG, 3.869% [US0003M+141] Sr. Unsec. Nts., 1/12/29[2,3]	624,000	579,230
Credit Suisse Group Funding Guernsey Ltd.:
3.80% Sr. Unsec. Nts., 9/15/22	420,000	415,767
3.80% Sr. Unsec. Nts., 6/9/23	600,000	590,145
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub. Perpetual Bonds[3,4]	1,062,000	1,059,345
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	591,000	552,838
3.75% Sr. Unsec. Nts., 2/25/26	440,000	422,839
5.15% Sub. Nts., 5/22/45	650,000	637,756
Macquarie Group Ltd., 3.763% [US0003M+137.2] Sr. Unsec. Nts., 11/28/28[2,3]	841,000	771,595
Morgan Stanley:
3.875% Sr. Unsec. Nts., 1/27/26	1,370,000	1,328,598
5.00% Sub. Nts., 11/24/25	1,414,000	1,449,953
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[2]	1,078,000	1,042,965
Northern Trust Corp., 3.375% [US0003M+113.1] Sub. Nts., 5/8/32[3]	452,000	418,323
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	650,000	612,795
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	578,000	544,660
UBS Group Funding Switzerland AG, 4.125% Sr. Unsec. Nts., 9/24/25[2]	850,000	837,069

		12,363,355

4       OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Commercial Banks—14.0%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts., 3/27/28[3,5]	$1,150,000	$1,124,361
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	846,000	778,182
4.271% [US0003M+131] Sr. Unsec. Nts., 7/23/29[3]	628,000	620,098
7.75% Jr. Sub. Nts., 5/14/38	901,000	1,180,329
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts., 11/25/23[2]	799,000	792,475
BNP Paribas SA, 4.625% Sub. Nts., 3/13/27[2]	730,000	707,028
BPCE SA, 4.50% Sub. Nts., 3/15/25[2]	645,000	624,511
Citigroup, Inc.:
3.50% Sub. Nts., 5/15/23	370,000	362,575
3.668% [US0003M+139] Sr. Unsec. Nts., 7/24/28[3]	1,000,000	938,652
4.281% [US0003M+183.9] Sr. Unsec. Nts., 4/24/48[3]	484,000	445,342
4.30% Sub. Nts., 11/20/26	445,000	432,868
4.45% Sub. Nts., 9/29/27	419,000	408,288
Citizens Bank NA (Providence RI):
2.55% Sr. Unsec. Nts., 5/13/21	547,000	532,612
2.65% Sr. Unsec. Nts., 5/26/22	232,000	222,975
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	982,000	941,857
Cooperatieve Rabobank UA, 2.75% Sr. Unsec. Nts., 1/10/23	1,100,000	1,056,283
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[2]	1,180,000	1,140,397
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	505,000	490,478
First Republic Bank, 4.375% Sub. Nts., 8/1/46	437,000	396,274
HSBC Holdings plc:
3.95% [US0003M+98.72] Sr. Unsec. Nts., 5/18/24[3]	340,000	336,704
4.583% [US0003M+153.46] Sr. Unsec. Nts., 6/19/29[3]	565,000	560,026
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec. Nts., 5/1/28[3]	873,000	825,943
3.782% [US0003M+133.7] Sr. Unsec. Nts., 2/1/28[3]	1,749,000	1,685,901
3.797% [US0003M+89] Sr. Unsec. Nts., 7/23/24[3]	833,000	828,367
3.897% [US0003M+122] Sr. Unsec. Nts., 1/23/49[3]	500,000	436,176
4.26% [US0003M+158] Sr. Unsec. Nts., 2/22/48[3]	379,000	350,277
KeyBank NA (Cleveland OH), 3.40% Sub. Nts., 5/20/26	760,000	715,065
Lloyds Banking Group plc:
6.413% [US0003M+149.5] Jr. Sub. Perpetual Bonds[2,3,4]	105,000	105,263
6.657% [US0003M+127] Jr. Sub. Perpetual Bonds[3,4,6]	565,000	573,825
Nordea Bank Abp, 4.625% [USSW5+169] Sub. Nts., 9/13/33[2,3]	205,000	198,066
PNC Bank NA, 4.05% Sub. Nts., 7/26/28	743,000	729,953
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts., 5/19/27	855,000	802,518
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	492,000	473,504
Royal Bank of Canada, 3.70% Sr. Unsec. Nts., 10/5/23	1,006,000	1,001,643
SunTrust Bank (Atlanta GA):
3.30% Sub. Nts., 5/15/26	380,000	356,158
4.05% Sr. Unsec. Nts., 11/3/25	484,000	485,172
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	625,000	595,313
Toronto-Dominion Bank (The), 3.50% Sr. Unsec. Nts., 7/19/23	833,000	829,807

5       OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
US Bancorp:
3.10% Sub. Nts., 4/27/26	$530,000	$494,953
3.15% Sr. Unsec. Nts., 4/27/27	231,000	218,014
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec. Nts., 5/22/28[3]	773,000	736,412
4.75% Sub. Nts., 12/7/46	608,000	581,321

		27,115,966

Consumer Finance—0.9%
American Express Credit Corp., 3.30% Sr. Unsec. Nts., 5/3/27	579,000	552,483
Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 2/5/25	400,000	374,283
Discover Financial Services, 3.75% Sr. Unsec. Nts., 3/4/25	462,000	438,188
Electricite de France SA, 6.50% Sr. Unsec. Nts., 1/26/19[2]	340,000	342,965

		1,707,919

Diversified Financial Services—1.4%
Berkshire Hathaway Energy Co.:
2.00% Sr. Unsec. Nts., 11/15/18	127,000	126,971
3.80% Sr. Unsec. Nts., 7/15/48	368,000	319,508
Burlington Northern Santa Fe LLC, 4.15% Sr. Unsec. Nts., 12/15/48	515,000	487,246
PacifiCorp, 4.125% Sec. Nts., 1/15/49	360,000	340,646
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[2]	381,000	370,266
Voya Financial, Inc.:
4.70% [US0003M+208.4] Jr. Sub. Nts., 1/23/48[2,3]	231,000	199,238
5.65% [US0003M+358] Jr. Sub. Nts., 5/15/53[3]	873,000	862,088

		2,705,963

Insurance—3.4%
Aflac, Inc., 4.75% Sr. Unsec. Nts., 1/15/49	255,000	251,780
AXA Equitable Holdings, Inc., 4.35% Sr. Unsec. Nts., 4/20/28[2]	581,000	557,925
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	666,000	632,070
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	785,000	793,459
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27	246,000	212,381
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27	837,000	770,045
Hartford Financial Services Group, Inc. (The), 4.40% Sr. Unsec. Nts., 3/15/48	657,000	612,158
Lincoln National Corp., 3.80% Sr. Unsec. Nts., 3/1/28	653,000	621,023
Manulife Financial Corp., 4.061% [USISDA05+164.7] Sub. Nts., 2/24/32[3]	567,000	528,574
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	406,000	378,964
Prudential Financial, Inc.:
5.20% [US0003M+304] Jr. Sub. Nts., 3/15/44[3]	725,000	707,781
5.375% [US0003M+303.1] Jr. Sub. Nts., 5/15/45[3]	435,000	426,300

		6,492,460

6       OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Real Estate Investment Trusts (REITs)—2.5%
American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	$200,000	$197,971
3.60% Sr. Unsec. Nts., 1/15/28	830,000	765,875
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	330,000	338,457
Crown Castle International Corp.:
3.40% Sr. Unsec. Nts., 2/15/21	700,000	695,981
3.65% Sr. Unsec. Nts., 9/1/27	720,000	667,147
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26	1,040,000	1,053,000
VEREIT Operating Partnership LP:
3.00% Sr. Unsec. Nts., 2/6/19	180,000	179,948
4.625% Sr. Unsec. Nts., 11/1/25	985,000	978,795

		4,877,174

Health Care—6.4%
Biotechnology—2.2%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	993,000	948,851
4.25% Sr. Unsec. Nts., 11/14/28	1,112,000	1,074,232
Amgen, Inc., 4.563% Sr. Unsec. Nts., 6/15/48	515,000	473,783
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	335,000	336,777
Celgene Corp.:
3.875% Sr. Unsec. Nts., 8/15/25	872,000	842,587
5.00% Sr. Unsec. Nts., 8/15/45	226,000	212,063
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	453,000	437,868

		4,326,161

Health Care Equipment & Supplies—1.3%
Abbott Laboratories, 3.75% Sr. Unsec. Nts., 11/30/26	687,000	677,619
Becton Dickinson & Co.:
2.404% Sr. Unsec. Nts., 6/5/20	302,000	297,273
3.70% Sr. Unsec. Nts., 6/6/27	1,073,000	1,009,614
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[2]	39,000	36,758
Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	437,000	442,929

		2,464,193

Health Care Providers & Services—1.6%
CVS Health Corp., 5.05% Sr. Unsec. Nts., 3/25/48	1,232,000	1,205,538
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[2]	1,215,000	1,278,028
Halfmoon Parent, Inc., 4.375% Sr. Sec. Nts., 10/15/28[2]	753,000	736,802

		3,220,368

Life Sciences Tools & Services—0.5%
IQVIA, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[2]	940,000	907,974

Pharmaceuticals—0.8%
Bayer US Finance II LLC, 4.375% Sr. Unsec. Nts., 12/15/28[2]	1,128,000	1,094,567

7       OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Pharmaceuticals (Continued)
Elanco Animal Health, Inc., 4.90% Sr. Unsec. Nts., 8/28/28[2]	$446,000	$441,478

		1,536,045

Industrials—6.5%
Aerospace & Defense—1.5%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[2]	1,180,000	1,145,847
Huntington Ingalls Industries, Inc., 3.483% Sr. Unsec. Nts., 12/1/27	1,005,000	933,123
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	450,000	450,366
United Technologies Corp., 4.625% Sr. Unsec. Nts., 11/16/48	405,000	390,223

		2,919,559

Air Freight & Couriers—0.5%
CH Robinson Worldwide, Inc., 4.20% Sr. Unsec. Nts., 4/15/28	825,000	807,213
United Parcel Service, Inc., 6.20% Sr. Unsec. Nts., 1/15/38	225,000	272,848

		1,080,061

Building Products—0.8%
Allegion US Holding Co., Inc., 3.55% Sec. Nts., 10/1/27	1,113,000	1,009,283
Fortune Brands Home & Security, Inc., 4.00% Sr. Unsec. Nts., 9/21/23	473,000	473,244

		1,482,527

Electrical Equipment—0.5%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[2]	927,000	906,142

Industrial Conglomerates—0.5%
3M Co., 3.625% Sr. Unsec. Nts., 10/15/47	500,000	445,846
GE Capital International Funding Co. Unlimited Co., 3.373% Sr. Unsec. Nts., 11/15/25	507,000	461,212

		907,058

Machinery—0.7%
Caterpillar, Inc., 4.30% Sr. Unsec. Nts., 5/15/44	450,000	446,821
Nvent Finance Sarl, 4.55% Sr. Unsec. Nts., 4/15/28	832,000	805,611
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	101,000	100,969

		1,353,401

Professional Services—0.1%
IHS Markit Ltd., 4.125% Sr. Unsec. Nts., 8/1/23	326,000	321,583

Road & Rail—0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[2]	1,129,000	1,038,196
Ryder System, Inc., 3.50% Sr. Unsec. Nts., 6/1/21	122,000	121,544
Union Pacific Corp., 4.05% Sr. Unsec. Nts., 11/15/45	600,000	542,599

		1,702,339

8       OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Trading Companies & Distributors—1.0%
Air Lease Corp.:
3.25% Sr. Unsec. Nts., 3/1/25	$365,000	$339,289
3.625% Sr. Unsec. Nts., 4/1/27	409,000	372,860
GATX Corp., 3.50% Sr. Unsec. Nts., 3/15/28	839,000	758,952
United Rentals North America, Inc., 4.625% Sr. Unsec. Nts., 10/15/25	515,000	478,306

		1,949,407

Information Technology—7.0%
Communications Equipment—0.6%
Motorola Solutions, Inc., 4.60% Sr. Unsec. Nts., 2/23/28	1,249,000	1,206,527

Electronic Equipment, Instruments, & Components—0.8%
Arrow Electronics, Inc., 3.875% Sr. Unsec. Nts., 1/12/28	1,075,000	983,174
CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	148,000	150,220
Corning, Inc., 5.35% Sr. Unsec. Nts., 11/15/48[7]	400,000	399,592

		1,532,986

IT Services—2.0%
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	343,000	339,731
4.75% Sr. Unsec. Nts., 4/15/27	1,099,000	1,093,808
Fidelity National Information Services, Inc., 4.25% Sr. Unsec. Nts., 5/15/28	806,000	793,353
International Business Machines Corp., 3.625% Sr. Unsec. Nts., 2/12/24	950,000	942,322
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	495,000	467,923
5.25% Sr. Unsec. Nts., 4/1/25	271,000	271,339

		3,908,476

Semiconductors & Semiconductor Equipment—0.3%
Intel Corp., 3.734% Sr. Unsec. Nts., 12/8/47	631,000	563,315

Software—2.6%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	430,000	426,694
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts., 6/15/21[2]	450,000	454,018
6.02% Sr. Sec. Nts., 6/15/26[2]	901,000	935,663
Microsoft Corp., 3.70% Sr. Unsec. Nts., 8/8/46	500,000	461,222
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[2]	552,000	558,983
Oracle Corp., 5.375% Sr. Unsec. Unsub. Nts., 7/15/40	570,000	629,476
salesforce.com, Inc., 3.70% Sr. Unsec. Nts., 4/11/28	350,000	342,178
VMware, Inc.:
2.30% Sr. Unsec. Nts., 8/21/20	500,000	488,306
3.90% Sr. Unsec. Nts., 8/21/27	741,000	678,777

		4,975,317

9       OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	$775,000	$774,910
Hewlett Packard Enterprise Co., 3.60% Sr. Unsec. Nts., 10/15/20	550,000	551,109

		1,326,019

Materials—5.9%
Chemicals—2.2%
Nutrien Ltd., 3.375% Sr. Unsec. Nts., 3/15/25	1,102,000	1,034,814
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	915,000	920,115
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	875,000	860,816
3.75% Sr. Unsec. Nts., 3/15/27	335,000	311,056
Yara International ASA, 4.75% Sr. Unsec. Nts., 6/1/28[2]	1,189,000	1,179,570

		4,306,371

Construction Materials—0.8%
James Hardie International Finance DAC, 4.75% Sr. Unsec. Nts., 1/15/25[2]	900,000	839,250
Martin Marietta Materials, Inc., 3.50% Sr. Unsec. Nts., 12/15/27	771,000	699,369

		1,538,619

Containers & Packaging—1.3%
International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	694,000	625,983
4.80% Sr. Unsec. Nts., 6/15/44	280,000	256,712
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	223,000	217,970
4.50% Sr. Unsec. Nts., 11/1/23	650,000	667,545
Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25	660,000	629,475

		2,397,685

Metals & Mining—1.2%
Anglo American Capital plc:
3.625% Sr. Unsec. Nts., 9/11/24[2]	356,000	336,554
4.00% Sr. Unsec. Nts., 9/11/27[2]	595,000	542,775
ArcelorMittal, 6.125% Sr. Unsec. Nts., 6/1/25	950,000	1,016,957
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	440,000	440,110

		2,336,396

Paper & Forest Products—0.4%
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	811,000	790,725

Telecommunication Services—4.6%
Diversified Telecommunication Services—3.9%
AT&T, Inc.:
4.30% Sr. Unsec. Nts., 2/15/30[2]	1,039,000	978,534
4.35% Sr. Unsec. Nts., 6/15/45	855,000	704,121
4.50% Sr. Unsec. Nts., 3/9/48	920,000	769,506

10       OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	$686,000	$957,164
Deutsche Telekom International Finance BV, 4.375% Sr. Unsec. Nts., 6/21/28[2]	747,000	733,036
Telefonica Emisiones SAU:
4.103% Sr. Unsec. Nts., 3/8/27	128,000	121,996
5.213% Sr. Unsec. Nts., 3/8/47	203,000	189,753
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	595,000	694,207
T-Mobile USA, Inc., 6.50% Sr. Unsec. Nts., 1/15/26	975,000	1,031,062
Verizon Communications, Inc., 4.522% Sr. Unsec. Nts., 9/15/48	1,567,000	1,426,846

		7,606,225

Wireless Telecommunication Services—0.7%
Vodafone Group plc:
4.375% Sr. Unsec. Nts., 5/30/28	788,000	761,801
6.15% Sr. Unsec. Nts., 2/27/37	490,000	518,340

		1,280,141

Utilities—6.0%
Electric Utilities—4.8%
AEP Texas, Inc., 3.95% Sr. Unsec. Nts., 6/1/28[2]	806,000	797,002
Alabama Power Co., 4.30% Sr. Unsec. Nts., 1/2/46	350,000	339,999
Duke Energy Corp., 3.15% Sr. Unsec. Nts., 8/15/27	712,000	654,274
Duke Energy Florida LLC, 3.85% Sec. Nts., 11/15/42	620,000	565,494
Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	772,000	735,122
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[2]	989,000	938,701
Electricite de France SA, 4.50% Sr. Unsec. Nts., 9/21/28[2]	767,000	742,527
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	386,000	364,456
FirstEnergy Corp., 3.90% Sr. Unsec. Nts., 7/15/27	880,000	842,057
Florida Power & Light Co., 5.40% Sr. Sec. Nts., 9/1/35	280,000	310,187
Indiana Michigan Power Co., 4.25% Sr. Unsec. Nts., 8/15/48	367,000	353,168
ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	323,000	350,404
Mid-Atlantic Interstate Transmission LLC, 4.10% Sr. Unsec. Nts., 5/15/28[2]	807,000	792,884
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts., 9/15/24[2]	84,000	80,115
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	125,000	127,933
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[2]	500,000	515,677
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[2]	743,000	729,207

		9,239,207

Gas Utilities—0.3%
Atmos Energy Corp., 4.125% Sr. Unsec. Nts., 10/15/44	555,000	529,033

Multi-Utilities—0.9%
Boston Gas Co., 4.487% Sr. Unsec. Nts., 2/15/42[2]	275,000	270,176

11       OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multi-Utilities (Continued)
CenterPoint Energy, Inc., 4.25% Sr. Unsec. Nts., 11/1/28	$780,000	$774,027
Dominion Energy, Inc.:
2.579% Jr. Sub. Nts., 7/1/20	210,000	206,870
4.90% Sr. Unsec. Nts., 8/1/41	250,000	249,924
Virginia Electric & Power Co., 4.45% Sr. Unsec. Nts., 2/15/44	325,000	319,682

		1,820,679

Total Corporate Bonds and Notes (Cost $183,285,649)		175,912,273

Short-Term Notes—0.8%
Cabot Corp., 2.431%, 11/6/18[2,8,9]	800,000	799,682
Eastman Chemical Co., 2.441%, 11/9/18[8,9]	800,000	799,516

Total Short-Term Notes (Cost $1,599,296)		1,599,198

	Shares
Investment Companies—6.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.12%[10,11]	3,951,689	3,951,689
Oppenheimer Limited-Term Bond Fund, Cl. I10	1,988,729	8,869,731

Total Investment Companies (Cost $13,052,126)		12,821,420
Total Investments, at Value (Cost $198,053,113)	98.5%	190,457,832
Net Other Assets (Liabilities)	1.5	2,853,839

Net Assets	100.0%	$193,311,671

Footnotes to Statement of Investments

1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $38,558,251 or 19.95% of the Fund’s net assets at period end.

3. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

4. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

5. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $1,124,361 or 0.58% of the Fund’s net assets at period end.

6. Restricted security. The aggregate value of restricted securities at period end was $573,825, which represents 0.30% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub. Perpetual Bonds	2/20/14- 10/24/14	$569,143	$573,825	$4,682

12       OPPENHEIMER CORPORATE BOND FUND

Footnotes to Statement of Investments (Continued)

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

8. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,599,198 or 0.83% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

9. Current yield as of period end.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2018	Gross Additions	Gross Reductions	Shares October 31, 2018
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	4,015,800	17,029,848	17,093,959	3,951,689
Oppenheimer Limited-Term Bond Fund, Cl. I	1,973,482	15,247	—	1,988,729

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$3,951,689	$13,677	$—	$—
Oppenheimer Limited-Term Bond Fund, Cl. I	8,869,731	68,103	—	(19,838)

Total	$12,821,420	$81,780	$—	$(19,838)

11. Rate shown is the 7-day yield at period end.

Futures Contracts as of October 31, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Long Bonds	Buy	12/19/18	42	USD 5,961	$5,801,250	$(160,092)
United States Treasury Nts., 10 yr.	Sell	12/19/18	326	USD 39,210	38,610,625	598,916
United States Treasury Nts., 2 yr.	Sell	12/31/18	256	USD 54,081	53,928,000	152,685
United States Treasury Nts., 5 yr.	Sell	12/31/18	15	USD 1,703	1,685,742	17,112
United States Ultra Bonds	Buy	12/19/18	4	USD 605	596,875	(7,882)

						$600,739

13       OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Glossary:
Definitions
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

14       OPPENHEIMER CORPORATE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Corporate Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

15       OPPENHEIMER CORPORATE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

16       OPPENHEIMER CORPORATE BOND FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$—	$124,941	$—	$124,941
Corporate Bonds and Notes	—	175,912,273	—	175,912,273
Short-Term Notes	—	1,599,198	—	1,599,198
Investment Companies	12,821,420	—	—	12,821,420

Total Investments, at Value	12,821,420	177,636,412	—	190,457,832
Other Financial Instruments:
Futures contracts	768,713	—	—	768,713

Total Assets	$13,590,133	$177,636,412	$—	$191,226,545

Liabilities Table
Other Financial Instruments:
Futures contracts	$(167,974)	$—	$—	$(167,974)

Total Liabilities	$(167,974)	$—	$—	$(167,974)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer

17       OPPENHEIMER CORPORATE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$807,110
Sold securities	$406,944

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

18       OPPENHEIMER CORPORATE BOND FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

19       OPPENHEIMER CORPORATE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures

20       OPPENHEIMER CORPORATE BOND FUND

5. Use of Derivatives (Continued)

contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $17,200,328 and $87,415,429 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or

21       OPPENHEIMER CORPORATE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

22       OPPENHEIMER CORPORATE BOND FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/21/2018